Condensed Financial Statements - Statements of Comprehensive Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	$ 17,875	$ 14,314	$ 11,473
General and administrative expenses
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	12,523	10,178	7,667
Parent Company
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	15,513	13,329	10,227
Parent Company | General and administrative expenses
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	$ 3,700	$ 3,700	$ 3,500